Loans and Allowance for Credit Losses (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three months ended January 31, 2025 and January 31, 2024. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	January 31, 2025				January 31, 2024
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$56	$186	$19	$261	$73	$151	$10	$234
Transfer to Stage 1	45	(44)	(1)	-	23	(23)	-	-
Transfer to Stage 2	(2)	7	(5)	-	(2)	5	(3)	-
Transfer to Stage 3	-	(8)	8	-	-	(6)	6	-
Net remeasurement of loss allowance	(42)	51	13	22	(33)	70	4	41
Loan originations	5	-	-	5	8	-	-	8
Derecognitions and maturities	(1)	(4)	-	(5)	(1)	(3)	-	(4)
Model changes	-	-	-	-	(1)	(5)	-	(6)
Total PCL (2)	5	2	15	22	(6)	38	7	39
Write-offs (3)	-	-	(1)	(1)	-	-	(2)	(2)
Recoveries of previous write-offs	-	-	1	1	-	-	2	2
Foreign exchange and other	1	3	(12)	(8)	(1)	(2)	(5)	(8)
Balance as at end of period	$62	$191	$22	$275	$66	$187	$12	$265
Loans: Consumer instalment and other personal
Balance as at beginning of period	$197	$471	$175	$843	$220	$434	$152	$806
Transfer to Stage 1	73	(67)	(6)	-	59	(55)	(4)	-
Transfer to Stage 2	(13)	25	(12)	-	(11)	22	(11)	-
Transfer to Stage 3	(2)	(42)	44	-	(2)	(29)	31	-
Net remeasurement of loss allowance	(68)	131	138	201	(65)	31	157	123
Loan originations	9	-	-	9	24	-	-	24
Derecognitions and maturities	(5)	(9)	-	(14)	(4)	(8)	(11)	(23)
Model changes	-	-	-	-	15	46	-	61
Total PCL (2)	(6)	38	164	196	16	7	162	185
Write-offs (3)	-	-	(170)	(170)	-	-	(159)	(159)
Recoveries of previous write-offs	-	-	28	28	-	-	25	25
Foreign exchange and other	3	5	(14)	(6)	(92)	(5)	(9)	(106)
Balance as at end of period	$194	$514	$183	$891	$144	$436	$171	$751
Loans: Credit cards
Balance as at beginning of period	$233	$472	$-	$705	$188	$308	$-	$496
Transfer to Stage 1	66	(66)	-	-	50	(50)	-	-
Transfer to Stage 2	(22)	22	-	-	(13)	13	-	-
Transfer to Stage 3	(2)	(107)	109	-	(1)	(48)	49	-
Net remeasurement of loss allowance	(60)	175	79	194	(75)	122	66	113
Loan originations	15	-	-	15	17	-	-	17
Derecognitions and maturities	(2)	(9)	-	(11)	(2)	(8)	-	(10)
Model changes	-	-	-	-	4	9	-	13
Total PCL (2)	(5)	15	188	198	(20)	38	115	133
Write-offs (3)	-	-	(223)	(223)	-	-	(152)	(152)
Recoveries of previous write-offs	-	-	53	53	-	-	48	48
Foreign exchange and other	1	5	(18)	(12)	(1)	(3)	(11)	(15)
Balance as at end of period	$229	$492	$-	$721	$167	$343	$-	$510
Loans: Business and government
Balance as at beginning of period	$892	$1,698	$537	$3,127	$1,043	$1,155	$533	$2,731
Transfer to Stage 1	159	(143)	(16)	-	184	(182)	(2)	-
Transfer to Stage 2	(111)	149	(38)	-	(119)	122	(3)	-
Transfer to Stage 3	(2)	(138)	140	-	(2)	(63)	65	-
Net remeasurement of loss allowance	(147)	388	406	647	(220)	295	140	215
Loan originations	78	-	-	78	83	8	-	91
Derecognitions and maturities	(38)	(85)	-	(123)	(50)	(92)	(11)	(153)
Model changes	-	-	-	-	53	57	-	110
Total PCL (2)	(61)	171	492	602	(71)	145	189	263
Write-offs (3)	-	-	(253)	(253)	-	-	(220)	(220)
Recoveries of previous write-offs	-	-	61	61	-	-	75	75
Foreign exchange and other	29	69	(84)	14	(59)	(31)	(57)	(147)
Balance as at end of period	$860	$1,938	$753	$3,551	$913	$1,269	$520	$2,702
Total as at end of period	$1,345	$3,135	$958	$5,438	$1,290	$2,235	$703	$4,228
Comprising: Loans	$1,093	$2,825	$874	$4,792	$1,062	$2,011	$683	$3,756
Other credit instruments (4)	252	310	84	646	228	224	20	472

(1)	Includes changes in the allowance for purchased credit impaired (PCI) loans.
(2)	Excludes PCL on other assets of $(7) million for the three months ended January 31, 2025 ($7 million for the three months ended January 31, 2024).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at January 31, 2025 and October 31, 2024. Stage 1 represents performing loans carried with up to a
12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)	January 31, 2025				October 31, 2024
	Stage 1 (1)	Stage 2	Stage 3 (2)	Total	Stage 1 (1)	Stage 2	Stage 3 (2)	Total
Loans: Residential mortgages
Exceptionally low	$1	$-	$-	$1	$1	$-	$-	$1
Very low	92,029	2,225	-	94,254	86,730	5,631	-	92,361
Low	55,282	12,123	-	67,405	52,111	15,080	-	67,191
Medium	7,915	5,206	-	13,121	7,402	5,329	-	12,731
High	293	2,739	-	3,032	268	2,622	-	2,890
Not rated (3)	14,699	1,031	-	15,730	14,207	1,042	-	15,249
Impaired	-	-	750	750	-	-	657	657
Gross residential mortgages	170,219	23,324	750	194,293	160,719	29,704	657	191,080
ACL	62	190	12	264	56	185	10	251
Carrying amount	170,157	23,134	738	194,029	160,663	29,519	647	190,829
Loans: Consumer instalment and other personal
Exceptionally low	10,364	37	-	10,401	9,162	145	-	9,307
Very low	20,417	341	-	20,758	20,466	903	-	21,369
Low	25,835	3,677	-	29,512	26,125	4,575	-	30,700
Medium	7,589	5,542	-	13,131	7,405	5,526	-	12,931
High	736	2,135	-	2,871	789	2,017	-	2,806
Not rated (3)	15,086	675	-	15,761	14,522	475	-	14,997
Impaired	-	-	622	622	-	-	577	577
Gross consumer instalment and other personal	80,027	12,407	622	93,056	78,469	13,641	577	92,687
ACL	180	488	176	844	183	447	168	798
Carrying amount	79,847	11,919	446	92,212	78,286	13,194	409	91,889
Loans: Credit cards (4)
Exceptionally low	1,516	-	-	1,516	1,660	-	-	1,660
Very low	2,149	1	-	2,150	2,166	1	-	2,167
Low	2,134	46	-	2,180	2,110	60	-	2,170
Medium	4,542	825	-	5,367	4,544	824	-	5,368
High	783	960	-	1,743	746	922	-	1,668
Not rated (3)	375	189	-	564	430	149	-	579
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	11,499	2,021	-	13,520	11,656	1,956	-	13,612
ACL	151	427	-	578	161	421	-	582
Carrying amount	11,348	1,594	-	12,942	11,495	1,535	-	13,030
Loans: Business and government (5)
Acceptable
Investment grade	192,761	3,231	-	195,992	191,742	3,437	-	195,179
Sub-investment grade	146,685	20,657	-	167,342	147,713	15,078	-	162,791
Watchlist	207	24,035	-	24,242	238	22,535	-	22,773
Impaired	-	-	5,582	5,582	-	-	4,609	4,609
Gross business and government	339,653	47,923	5,582	393,158	339,693	41,050	4,609	385,352
ACL	700	1,720	686	3,106	743	1,507	475	2,725
Carrying amount	338,953	46,203	4,896	390,052	338,950	39,543	4,134	382,627
Total gross loans and acceptances	601,398	85,675	6,954	694,027	590,537	86,351	5,843	682,731
Total net loans and acceptances	600,305	82,850	6,080	689,235	589,394	83,791	5,190	678,375
Commitments and financial guarantee contracts
Acceptable
Investment grade	205,177	765	-	205,942	198,132	787	-	198,919
Sub-investment grade	67,932	9,345	-	77,277	68,177	6,647	-	74,824
Watchlist	13	8,636	-	8,649	59	8,765	-	8,824
Impaired	-	-	1,863	1,863	-	-	1,373	1,373
Gross commitments and financial guarantee contracts	273,122	18,746	1,863	293,731	266,368	16,199	1,373	283,940
ACL	252	310	84	646	235	267	78	580
Carrying amount (6) (7)	$272,870	$18,436	$1,779	$293,085	$266,133	$15,932	$1,295	$283,360

(1)
Includes $66 million ($163 million as at October 31, 2024) of residential mortgages and $13,116 million ($12,431 million as at October 31, 2024) of business and government loans that are classified and measured at
FVTPL and not subject to ECL
.

(2)	Includes PCI loans.
(3)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(4)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(5)	Includes customers’ liability under acceptances.
(6)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(7)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at January 31, 2025 and October 31, 2024. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)		January 31, 2025			October 31, 2024
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$797	$10	$807	$696	$15	$711
Credit cards, consumer instalment and other personal	787	189	976	734	173	907
Business and government	679	19	698	689	16	705
Total	$2,263	$218	$2,481	$2,119	$204	$2,323
 (1) Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $10 million as at January 31, 2025 ($16 million as at October 31, 2024).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at January 31, 2025 do not include the impact of tariffs on the economic outlook, but they do incorporate uncertainty with respect to their potential introduction. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at January 31, 2025
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.8%	2.6%	2.0%	1.9%	(2.4)%	1.2%	(3.7)%	1.2%
United States	4.7%	2.4%	2.3%	1.9%	(2.1)%	1.4%	(3.3)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.8%	2.0%	3.5%	3.0%	4.2%	3.5%
United States	0.9%	1.6%	1.6%	2.0%	3.4%	3.1%	4.6%	3.6%
Unemployment rates
Canada	5.5%	5.0%	6.9%	6.6%	8.9%	9.6%	9.9%	10.7%
United States	3.6%	3.2%	4.3%	4.1%	6.8%	7.4%	7.5%	8.4%
Housing Price Index (2)
Canada (3)	7.2%	5.2%	3.0%	2.8%	(9.1)%	(1.7)%	(20.2)%	(5.0)%
United States (4)	5.8%	4.0%	2.7%	2.6%	(9.7)%	(1.0)%	(19.4)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.

	$		$		$		$		$		$		$		$
	As at October 31, 2024
	Scenarios
All figures are average annual values	Upside				Base				Downside				Severe downside
	First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)
Real GDP growth rates (2)
Canada		4.6%		2.6%		1.8%		1.9%		(2.3)%		1.3%		(3.6)%		1.2%
United States		4.3%		2.4%		1.9%		1.9%		(2.1)%		1.4%		(3.4)%		1.3%
Corporate BBB 10-year spread
Canada		1.3%		1.8%		1.9%		2.0%		3.6%		3.0%		4.2%		3.5%
United States		0.9%		1.6%		1.6%		2.0%		3.4%		3.1%		4.6%		3.6%
Unemployment rates
Canada		5.3%		4.8%		7.0%		6.8%		8.8%		9.4%		9.8%		10.5%
United States		3.4%		3.0%		4.7%		4.4%		6.7%		7.3%		7.6%		8.4%
Housing Price Index (2)
Canada (3)		5.9%		5.4%		1.6%		3.0%		(10.9)%		(1.0)%		(19.0)%		(5.0)%
United States (4)		5.9%		4.0%		2.8%		2.6%		(9.6)%		(1.0)%		(19.3)%		(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.